REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]

Disaggregation of Revenue
The Company disaggregates its revenue from contracts with customers by segment and business, and geographic region, as the Company believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See details in the tables below:

Net Trade Sales by Segment and Business	2018
In millions
Coatings & Performance Monomers	$3,979
Consumer Solutions	5,698
Performance Materials & Coatings	$9,677
Industrial Solutions	$4,812
Polyurethanes & Construction Chemicals	10,615
Others	20
Industrial Intermediates & Infrastructure	$15,447
Hydrocarbons & Energy	$7,587
Packaging and Specialty Plastics	16,608
Packaging & Specialty Plastics	$24,195
Corporate	$285
Total	$49,604

Net Trade Sales by Geographic Region	2018
In millions
U.S. & Canada	$17,809
EMEAI [1]	17,406
Asia Pacific	9,404
Latin America	4,985
Total	$49,604
1. Europe, Middle East, Africa and India.

Contract with Customer, Asset and Liability
The following table summarizes the contract balances at December 31, 2018 and 2017:

Contract Balances	Dec 31, 2018	Topic 606 Adjustments Jan 1, 2018	Dec 31, 2017
In millions
Accounts and notes receivable - Trade	$5,646	$—	$5,386
Contract assets - current [1]	$19	$1	$—
Contract assets - noncurrent [2]	$1	$—	$—
Contract liabilities - current [3]	$134	$21	$116
Contract liabilities - noncurrent [4]	$1,318	$47	$1,365
1. Included in "Other current assets" in the consolidated balance sheets.
2. Included in "Deferred charges and other assets" in the consolidated balance sheets.
3. Included in "Accrued and other current liabilities" in the consolidated balance sheets.
4. Included in "Other noncurrent obligations" in the consolidated balance sheets.